Related Party Transactions (Details Narrative) (10-K)		12 Months Ended
	May 11, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Feb. 15, 2015 USD ($)
Due to related Parties		$ 51,071	$ 39,027	$ 32,182
David Phipps [Member]
Payment due to related party		43,403		24,062
Due to related Parties		18,171	39,027	58,149	$ 46,116
Hector Delgado [Member]
Payment due to related party		5,000		5,000
Theresa Carlise [Member]
Payment due to related party		2,668		$ 3,120
HSBC [Member]
Overadvance limit		$ 33,155
Average conversion rate		1.3262
Note bears interest rate		5.50%
HSBC [Member] | England [Member]
Note bears interest rate		6.25%
HSBC [Member] | GBP [Member]
Overadvance limit		$ 25,000
Two Individuals Related to Mr.Phipps [Member]
Gross wages paid		$ 66,925	$ 72,312
Chief Executive Officer [Member] | Share Exchange Agreement [Member]
Note payable related party						$ 122,536
Repayments of related party debt	$ 5,768